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FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15 , 1999
                                                    ----------------------------
                                                                FILE NO. 2-15037
                                                                FILE NO. 811-879
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                    Post-Effective Amendment No.   64
                                                  ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                    Amendment No   64
                                  ----

                       TRAINER WORTHAM FIRST MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

845 Third Avenue, 6th Floor
New York, New York 10022                                         (212) 759-7755
------------------------                                         --------------
(Address of Principal Executive Offices)         (Registrant's Telephone Number)

                           Patrick W. D. Turley, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                            -------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing become effective (check appropriate box):

         immediately upon filing pursuant to Paragraph (b);

    X    on  November 1, 1999 pursuant to Paragraph (b);

         60 days after filing pursuant to Paragraph (a)(1);

         on  _________________(date) pursuant to Paragraph (a)(1);

         75 days after filing pursuant to Paragraph (a)(2); or

         on _________________(date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

     X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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This Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A
of the Trainer, Wortham First Mutual Funds (the "Trust") is being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 62 which was filed pursuant to Rule 485(a)(2) on August 5, 1999, in order to add the Trainer, Wortham Large-Cap Growth Fund (the "Fund") to the Trust. Accordingly, the contents of Post-Effective Amendment No. 62, consisting of Part A (the Prospectus for the Fund), Part B (the Statement of Additional Information for the Trust), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 62, are incorporated by reference in their entirety into this filing. As stated on the Cover Page to this filing, this Post-Effective Amendment No. 64 is intended to become effective on November 1, 1999.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 64 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in King of Prussia, PA on October 15, 1999


                          TRAINER, WORTHAM FIRST MUTUAL FUNDS





                          David P. Como*
                          President and Trustee



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                      TITLE                        DATE
---------                      -----                        ----

*James F. Twaddell             Chairman of the              October 15, 1999
                               Board and Trustee

*Robert S. Lazar               Trustee                      October 15, 1999

*David Elias                   Trustee                      October 15, 1999

*Raymond Eisenberg             Trustee                      October 15, 1999

*Robert H. Breslin, Jr.        Trustee                      October 15, 1998

*Martin S. Levine              Trustee                      October 15, 1999
 .
*Todd L. Eisenberg             Trustee                      October 15, 1999

*Timothy J. O'Hara             Trustee                      October 15, 1999

/s/ Brian J. O'Neill
---------------------
Brian J. O'Neill               Treasurer                    October 15, 1999

                               * By: /s/ Kelly O'Neill
                               ---------------------------------------------
                               Kelly O'Neill, as Attorney-in-Fact
                               pursuant to Power-of-Attorney